Long-Term Investments (Details) - Schedule of Long-Term Investments ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Equity investments:
Impairment on equity investments without readily determinable fair value
Long-term investments, Total		111,811		110,000	$ 16,211
Zibo Hengxin Investment Partnership (Limited Partnership) (the “Fund”) [Member]
Equity investments:
Equity investments	[1]	110,000		110,000	15,949
Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”) [Member]
Equity investments:
Equity investments	[2]	1,711			248
Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”) [Member]
Equity investments:
Equity investments	[3]	¥ 100			$ 14

[1]	In December 2020, the Group entered into a partnership agreement with Zibo Hengxin Investment Partnership (Limited Partnership) and its participating shareholder, Guanmiao (Beijing) Investment Management Co., Ltd. (“Guanmiao”), whereby the Group agreed to purchased limited partnership interest in Zibo Hengxin Investment Fund Partnership (Limited Partnership) (the “Fund”) in the amount of RMB120,000, which entitles the Group an aggregate interest of approximately 99% in the Fund. In December 2021, the Fund decreased the total partnership capital to RMB111,200 and returned to the Group by RMB10,000 and the aggregate interest of the Group was subsequently diluted to 98.9%. There was no unfunded commitment to the Fund as of December 31, 2022.
[2]	In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), and injected capital of RMB1,750 in June 2022. The Group held an equity interest of 35% as of June 30, 2022. For the year of 2022, the Group generated an investment loss of RMB39 from the operating result of Huzhou Zheyou.
[3]	The Group entered into an agreement to invest in Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”), and injected capital of RMB100 in November 2022. The Group held an equity interest of 40% and has significant influence on Chengdu Zhibo. There was no investment income or loss recognized, as a result, no income or loss was generated in Chengdu Zhibo for the year ended December 31, 2022.